GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or "the Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC. Effective as of May 12, 2009, the Company's ordinary shares were delisted from trade on the Tel-Aviv Stock Exchange ("TASE"). Following the delisting of the Company's shares from the TASE, the Company is not subject to reporting requirements in Israel, under the Israeli Securities Law.

On  January 17,  2012,  the Company  received a notice from the Listing Qualifications Department of The Nasdaq Stock Market ("Nasdaq") advising the Company that it has failed to comply with Nasdaq's requirement that listed securities maintain a minimum bid price of $1.00 per share as set forth in Nasdaq Listing Rules (see Note 20a)

b.
In the year ended December 31, 2011, the Company incurred a loss of $3,214 and generated negative cash flow from current operations amounting to $365. Due to the above, the Company's cash and cash equivalent decreased from $703 as of December 31, 2010 to $411 as of December 31, 2011. In addition, long-term bank loans increased by $1,136 during fiscal year 2011.In view of the above, the Company has implemented an overall efficiency plan, including: a conversion of the convertible note as described in note 13 and a reduction in workforce. The Company expects to meet its bank covenants through December 31, 2012 and believes that its cash resources are sufficient to meet its operating needs for at least the next 12 months.

c.	All share and per share data in this report is reported after giving effect to the 1 for 5 reverse split that occurred on January 12, 2010 (see Note 15).

d.	The Company has two operating segments: the RFID and Mobile Solutions segment and the Supply Chain Solutions segment (see Note 18).

The Company's wholly-owned subsidiaries include:

In Israel:

(1)	BOS-Dimex Ltd. (previously "Dimex Solutions Ltd"), an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection.

BOS-Dimex Ltd. purchased in March 2008 all of the assets and activities of Dimex Systems Ltd.; and its wholly-owned subsidiary, Dimex Hagalil Projects (2008) Ltd., which was incorporated in January 2008, purchased all of the assets and activities of Dimex Hagalil Ltd. ; and

(2)	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, is a distributor of electronics components and advance technologies worldwide. BOS-Odem is a part of the Supply Chain Solutions segments; and

(3)	Quasar Telecom (2004) Ltd. ("Quasar Telecom"), which is inactive.

In the United States:

(1)	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segments;

(2)
BOS - Supply Chain Solutions (Lynk) Inc., a Delaware Corporation ("Lynk"), and its subsidiaries BOS-Supply Chain Solutions Inc. (Summit) Ltd. ("Summit"), Pacific Information Systems, Inc. ("PacInfo"), a Delaware corporation and PacInfo's subsidiary Dean Tech Technologies Associates, LLC., a Texan corporation ("Dean Tech"). Both of Pacinfo and Dean Tech are no longer active. On November 23, 2010 the Company announced that its two U.S. subsidiaries that are part of its Supply Chain division, Lynk and its subsidiary Summit, have filed with the US Bankruptcy Court a Chapter 7 petition. Lynk's case was closed on March 4, 2011.

(3)	BOS Delaware Inc., a Delaware corporation, which ceased operations in 2002.

In Europe:

BOS-Dimex has a UK subsidiary, Better On-Line Solutions Ltd. Since 2002, this company and its subsidiary, Better On-Line Solutions S.A.S that is incorporated in France, are not active.

In addition, the Company holds shares in two other companies:

(1)
Surf Communication Systems Ltd. ("Surf") that is a developer and global supplier of universal access and network convergence software solutions to the wire line and wireless telecommunications and data communications industries. As of December 31, 2011, the Company holds 6.2% of the outstanding shares of Surf (see Note 2f).

(2)
New World Brands Inc. (OTCQB: NWBD) ("NWB"), a U.S. public corporation. The Company's holdings in NWB were received as the consideration for the sale of the Company's communication segment. As of September 30, 2010 (the last time NWB filled a financial report), the Company holds 12.8% of the outstanding shares of NWB (see Note 2f).

e.	Discontinued operations:

The results of operations, including revenues, cost of revenues, operating expenses, and other income and expenses related to the prior periods of the discontinued operations, have been reclassified in the accompanying statements of operations as discontinued operations.

1.
In February 2009, the Company sold its OptimizeIT product and related Intellectual Property (following the Company's decision in December 2008 to cease  the operation of this product line) in consideration for $ 70 plus contingent royalties amounting to 7.5% of future revenues until the earlier of: (i) payment of $ 1,500 or (ii) the lapse of forty-two months from February 2009. As of December 31, 2011, no income from royalties was recorded.

2.
On November 23, 2010 the Company announced that its two U.S. subsidiaries that are part of its Supply Chain division, Lynk and its subsidiary Summit, have filed with the US Bankruptcy Court a Chapter 7 petition.

Summarized selected financial information of the discontinued operations are as follows:

	Year ended December 31,
	2011	2010	2009

Revenues	$-	$8,338	$8,615
Cost of revenues	-	6,990	7,704

Gross profit	-	1,348	911

Impairment of goodwill		-	835
Total operating costs and expenses	-	1,487	2,705

Operating loss	-	(139)	(2,629)
Financial expenses, net	-	(213)	(232)
Other expenses, net (*)	-	(496)	-

Loss before taxes on income	-	(848)	(2,861)
Tax benefit (taxes on income)	-	42	(214)

Net loss	$-	$(806)	$(3,075)

(*)	Other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.